CONSOLIDATED AND COMBINED STATEMENT OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 285,283	$ 267,574	$ 268,971	$ 248,817	$ 235,069	$ 238,996	$ 227,581	$ 211,906	$ 209,785	$ 1,020,431	$ 888,268	$ 803,089
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	53,677	46,870	47,636	44,529	38,953	37,945	33,447	24,487	24,145	177,988	120,024	85,945
Selling and marketing expense	113,495				111,965					359,598	335,107	321,870
General and administrative expense	51,321				29,738					175,857	117,890	93,641
Product development expense	22,863				16,451					67,348	49,738	42,973
Depreciation	6,487				7,045					25,983	25,547	20,202
Amortization of intangibles	8,252				3,877					20,101	11,395	17,125
Total operating costs and expenses	256,095				208,029					826,875	659,701	581,756
Operating income (loss)	29,188	67,638	58,356	40,522	27,040	67,538	62,868	57,465	40,696	193,556	228,567	221,333
Interest expense—third party	(20,431)				0					(18,049)	0	0
Interest expense—related party	0				(2,179)					(8,009)	(25,541)	(34,307)
Other income, net	3,607				9,307					11,887	12,610	217
Earnings before income taxes	12,364				34,168					179,385	215,636	187,243
Income tax provision	(5,145)				(8,288)					(58,898)	(67,277)	(60,616)
Net earnings	7,219	35,739	35,437	23,431	25,880	48,350	51,059	29,102	19,848	120,487	148,359	126,627
Net (earnings) loss attributable to noncontrolling interests	(67)				326					(104)	(595)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	$ 7,152	$ 35,593	$ 35,259	$ 23,325	$ 26,206	$ 48,277	$ 50,844	$ 28,925	$ 19,718	$ 120,383	$ 147,764	$ 125,003
Net earnings per share attributable to Match Group, Inc. shareholders:
Basic (in usd per share)	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	$ 0.30	$ 0.32	$ 0.18	$ 0.12	$ 0.69	$ 0.92	$ 0.78
Diluted (in usd per share)	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.29	$ 0.30	$ 0.17	$ 0.12	$ 0.65	$ 0.88	$ 0.76
Stock-based compensation expense by function:
Stock-based compensation expense	$ 17,498				$ 6,299					$ 50,083	$ 20,851	$ 12,228
Cost of revenue
Stock-based compensation expense by function:
Stock-based compensation expense	402				86					490	396	1,012
Selling and marketing expense
Stock-based compensation expense by function:
Stock-based compensation expense	938				933					6,787	194	562
General and administrative expense
Stock-based compensation expense by function:
Stock-based compensation expense	10,197				4,253					36,530	17,326	8,520
Product development expense
Stock-based compensation expense by function:
Stock-based compensation expense	$ 5,961				$ 1,027					$ 6,276	$ 2,935	$ 2,134